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Range India Financials ETF
Range India Financials ETF
Investment Objective

The Range India Financials ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nifty Financial Services 25/50 Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Range India Financials ETF Range India Financials ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Range India Financials ETF | Range India Financials ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in securities of the Index and in depositary receipts representing securities of the Index. The Index is designed to measure the performance of companies in the Indian financial market, including banks, financial institutions, housing finance, insurance companies and other financial services companies (“Indian Financial Companies”). The securities market of India is considered an emerging market. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Indian Financial Companies.

Stocks included in the Index are those included in the Nifty Financial Services Index. The universe of stocks eligible for inclusion in the Nifty Financial Services Index includes stocks that trade on the National Stock Exchange of India and: (i) rank within the top 800 based on both average daily turnover and average daily full market capitalization for the last six months; (ii) are issued by companies in the finance sector; (iii) have a trading frequency of at least 90% per month for each of the preceding six months; and (iv) have a listing history of at least six months (except that a stock issued in an initial public offering is eligible for inclusion after 3 months if it otherwise fulfills the eligibility criteria).

From this eligible universe, companies are sorted in the descending order of free-float market capitalization and a company is included in the Nifty Financial Services Index if its free-float market capitalization is 1.5 times the free-float market capitalization of the smallest potential constituent. Free-float market capitalization is calculated by taking the stock’s price and multiplying it by the number of shares readily available in the market. This capitalization method, therefore, excludes locked-in shares such as those held by insiders, promoters, and governments. The Index includes these selected stocks and weights them according to their free-float market capitalization subject to weight caps such that no individual stock may represent more than 25% of the Index and the aggregate weight of each stock representing more than 5% of the Index may not exceed 50% of the Index. The Index is reconstituted and rebalanced on a quarterly basis. As of August 1, 2024, the Index comprised 20 component securities with an average market capitalization of approximately $33.919 billion. The Index is reconstituted and rebalanced quarterly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 1, 2024, the Index was concentrated in the Banks Industry Group. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 1, 2024, a significant portion of the Index consisted of companies in the Financials Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

NSE Indices Limited (the “Index Provider”) is the index provider for the Index and the Nifty Financial Services Index. NSE Indices is a subsidiary of the National Stock Exchange of India Ltd. The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P BSE 500 Index. The S&P BSE 500 index is a free-float weighted index that represents nearly 93% of the total market capitalization on BSE India exchange and represents all 20 major industries of the economy. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.indiafinancials.com or by calling toll-free 855-212-4633.

Annual Total Returns as of 12/31

*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2024 was 10.70%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.10%	Q2/2023
Lowest Return	-12.82%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - Range India Financials ETF	Label	1 Year	Since Inception	Inception Date
Range India Financials ETF	Return Before Taxes	19.82%	15.73%	Oct. 20, 2020
Range India Financials ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	16.36%	14.35%	Oct. 20, 2020
Range India Financials ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.26%	12.06%	Oct. 20, 2020
Nifty Financial Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	Nifty Financial Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	23.89%	20.06%	Oct. 20, 2020
S&P BSE 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P BSE 500 Index (reflects no deduction for fees, expenses, or taxes)	25.82%	20.73%	Oct. 20, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.